Taxes - Summary of Tax Disputes by Joining States Amnesty Settlement Programs (Parenthetical) (Detail) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Tax settlement [abstract]
Losses on previous dispute	$ 1,200
Amount to be paid after benefit, other taxes	230
Amount to be paid after benefit, other expenses	103
Amount to be paid after benefit, financial expenses	$ 33